Invested and working capital, Provisions (Details) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current [Abstract]
Provisions for employee benefits	$ 721	$ 375
Total provisions	$ 721	$ 375	$ 271